Subsequent events (Details)										1 Months Ended				3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 10, 2021 shares	Aug. 02, 2021 USD ($)	Jul. 29, 2021 USD ($)	Mar. 30, 2021 USD ($)	Mar. 22, 2021 shares	Feb. 23, 2021 USD ($)	Feb. 17, 2021 USD ($) $ / shares shares	Feb. 16, 2021 Business Entities $ / shares shares	Jan. 04, 2021 USD ($)	Jul. 31, 2021 USD ($)	Feb. 28, 2021 USD ($) Plan $ / shares shares	Feb. 10, 2021 USD ($) Plan shares	May 31, 2012 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 03, 2021 Business $ / shares shares	Apr. 03, 2021 $ / shares shares	Jul. 03, 2021 Vote Business $ / shares shares	Jul. 03, 2021 Business $ / shares shares	Dec. 31, 2020 USD ($) Plan $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Subsequent Event [Line Items]
Fair value of consideration | $		$ 314,895,000
Common stock, shares authorized (in shares)																			10	10
Preferred stock, shares authorized (in shares)								10,000,000							10,000,000		10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares																			$ 0.01	$ 0.01
Share-based Payment Arrangement, Cash Used to Settle Award | $												$ 479,000
Number of shares issued (in shares)																		24,063
Number of equity-based compensation plans												2			2		2	2
Granted (in shares)															4	4,621
Granted (in dollars per share) | $ / shares															$ 14.90	$ 13.03
Granted (in shares)												90,000
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Number Of Interests Held								31,838,589
Employee Stock | Maximum
Subsequent Event [Line Items]
Vesting period															4 years
Percentage of employee compensation deducted to purchase common stock															15.00%		15.00%	15.00%
Employee Stock | Minimum
Subsequent Event [Line Items]
Vesting period															2 years
Percentage of employee compensation deducted to purchase common stock															1.00%		1.00%	1.00%
Common Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)								250,000,000							250,000,000		250,000,000	250,000,000	250,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.001							$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Class A | 2021 Plan
Subsequent Event [Line Items]
Number of shares authorized to be awarded (in shares)															7,592,476		7,592,476	7,592,476
Annual percentage increase in number of shares authorized															4.50%		4.50%	4.50%
Common Class B
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)								50,000,000							50,000,000		50,000,000	50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.001							$ 0.001		$ 0.001	$ 0.001	$ 0.001
Number of votes per common share | Vote																	1
Shares issued or issuable, required stock to LLC interest ratio															1		1	1
Cancellation ratio, required stock to LLC interest ratio								1
Number of shares cancelled (in shares)								31,838,589
Bio Ventus LLC
Subsequent Event [Line Items]
Proceeds from the issuance of common units of limited liability company | $													$ 4,900,000,000
Number of equity-based compensation plans | Plan												2							2
Granted (in shares)																			1.3
Bio Ventus LLC | USAO And OIG
Subsequent Event [Line Items]
Loss contingency accrual | $																			$ 1,200,000	$ 3,600,000
Loss contingency accruals payments made during the year | $																				$ 2,400,000
Bioness, Inc
Subsequent Event [Line Items]
Fair value of consideration | $				$ 91,933,000
BV LLC
Subsequent Event [Line Items]
Number of entities acquired | Business								10
BV LLC | Common Class A
Subsequent Event [Line Items]
Number of shares issued in acquisition (in shares)								31,838,589
Forecast | Misonix, Inc
Subsequent Event [Line Items]
Fair value of consideration | $														$ 518,000,000
Business acquisition, share price (in dollars per share) | $ / shares														$ 16.6284
Business acquisition, consideration transferred per share, cash (in dollars per share) | $ / shares														$ 28.00
Business acquisition, consideration transferred per share (in shares)														1.6839
Business acquisition, consideration transferred per share, maximum amount payable (in dollars per share) | $ / shares														$ 10.50
Common stock, par value (in dollars per share) | $ / shares														$ 0.001
Subsequent Event
Subsequent Event [Line Items]
Preferred stock, shares authorized (in shares)								10,000,000
Share based payment award, Settlement period											12 months
Share-based Payment Arrangement, Cash Used to Settle Award | $											$ 10,875,000
Number of shares issued (in shares)											798,422
Number of equity-based compensation plans | Plan											2
Number of shares authorized to be awarded (in shares)											7,592,476
Annual percentage increase in number of shares authorized											4.50%
Granted (in shares)											4,561,500
Granted (in dollars per share) | $ / shares											$ 13.00
Granted (in shares)											360,670
Subsequent Event | Maximum | Option and Equity Purchase Agreement
Subsequent Event [Line Items]
Vesting period											4 years
Subsequent Event | Maximum | Restricted Stock Units Agreement
Subsequent Event [Line Items]
Vesting period											4 years
Subsequent Event | Minimum | Option and Equity Purchase Agreement
Subsequent Event [Line Items]
Vesting period											2 years
Subsequent Event | Minimum | Restricted Stock Units Agreement
Subsequent Event [Line Items]
Vesting period											1 year
Subsequent Event | Employee Stock
Subsequent Event [Line Items]
Number of shares issued (in shares)					0
Subsequent Event | Employee Stock | Maximum
Subsequent Event [Line Items]
Percentage of employee compensation deducted to purchase common stock											15.00%
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)								250,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.001
Number of votes per common share | Vote																	1
Subsequent Event | Common Class A | Employee Stock
Subsequent Event [Line Items]
Number of shares authorized to be awarded (in shares)											542,320
Annual percentage increase in number of shares authorized											1.00%
Subsequent Event | Common Class A | 2021 Plan
Subsequent Event [Line Items]
Granted (in shares)											2,670,306
Subsequent Event | Common Class B
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)								50,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.001
Number of votes per common share | Vote																	1
Shares issued or issuable, required stock to LLC interest ratio															1		1	1
Cancellation ratio, required stock to LLC interest ratio								1
Number of shares cancelled (in shares)								31,838,589
Subsequent Event | Bio Ventus LLC
Subsequent Event [Line Items]
Managing member, ownership interest	72.20%						72.20%
Subsequent Event | Bio Ventus LLC | Continuing LLC Owner
Subsequent Event [Line Items]
Limited liability owenrship pinterest held by members							27.80%
Subsequent Event | Bio Ventus LLC | USAO And OIG
Subsequent Event [Line Items]
Loss contingency accruals payments made during the year | $						$ 1,200,000
Subsequent Event | Bio Ventus LLC | Continuing LLC Owner
Subsequent Event [Line Items]
Common stock shares subscribed but not issued								15,786,737
Limited liability company number of interests held by persons other than managing member							15,786,737
Subsequent Event | Bio Ventus LLC | New LLC Owner
Subsequent Event [Line Items]
Proceeds from the issuance of common units of limited liability company | $							$ 111,228
Common units of limited liability company issued during the period							9,200,000
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Number Of Interests Held							41,038,589	31,838,589
Subsequent Event | Bio Ventus LLC | New LLC Owner | Common Class A
Subsequent Event [Line Items]
Stock shares issued during the period shares new issues							9,200,000
Shares issued price per share | $ / shares							$ 13.00
Subsequent Event | Bio Ventus LLC | Restated Limited Liability Company Agreement
Subsequent Event [Line Items]
Common and preferred units converted into interests in limited liability company								47,625,326
Subsequent Event | Bio Ventus LLC | Convertible Debt Instruments
Subsequent Event [Line Items]
Payment to acquire debt investments | $									$ 1,500
Subsequent Event | BV LLC
Subsequent Event [Line Items]
Number of entities acquired | Entities								10
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Number Of Interests Held	41,038,589							31,838,589
Subsequent Event | BV LLC | Common Class A
Subsequent Event [Line Items]
Number of shares issued in acquisition (in shares)								31,838,589
Subsequent Event | PPP Loan | Bioness, Inc
Subsequent Event [Line Items]
Unsecured PPP loan forgiven | $										$ 2,003,000
Subsequent Event | Term Loan Facility | Secured Debt
Subsequent Event [Line Items]
Debt instrument, face amount | $			$ 262,000,000
Debt instrument, term			3 years
Subsequent Event | 2019 Credit Agreement | Secured Debt
Subsequent Event [Line Items]
Debt instrument, required prepayment | $			$ 80,000,000